Principal Funds, Inc. 711 High Street, Des Moines, IA 50392 515 247 5111 tel
August 18, 2020
Via EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Principal Funds, Inc.
PRE 14A
File No. 811-07572
Dear Sir or Madam,
Principal Funds, Inc. (the “Registrant”) is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the Securities and Exchange Commission a Preliminary 14A proxy statement (the “Proxy Statement”).
The Proxy Statement is being filed to solicit shareholders of the LargeCap Growth Fund I, a series of the Registrant (the "Fund"), to approve a change to the diversification sub-classification of, and to change the related fundamental investment restriction for, the Fund. It is our intent to file the Definitive 14A on August 28, 2020.
If you have questions, please call me at 515-247-5419.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel and Assistant Secretary, Registrant